Basic and diluted net earnings (loss) per share - Schedule of Earnings per Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Net earnings (loss) attributable to shareholders of AQN	$ (211,989,000)	$ 264,859,000
Series A and D Preferred shares dividend	8,720,000	9,003,000
Net earnings (loss) attributable to common shareholders of AQN – basic (in shares)	(220,709,000)	255,856,000
Net earnings (loss) attributable to common shareholders of AQN – diluted (in shares)	$ (220,709,000)	$ 255,856,000
Weighted average number of shares
Basic (in shares)	677,862,207	622,347,677
Effect of dilutive securities (in shares)	0	6,600,185
Diluted (in shares)	677,862,207	628,947,862
Preferred shares, Series A dividend
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 4,786,000	$ 4,942,000
Preferred shares, Series D dividend
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 3,934,000	$ 4,061,000